Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at June 30, 2023. For index-linked time charter contracts the calculation was made using the initial charter rates   (these amounts do not include any assumed off-hire).

Twelve month periods ending June 30,	Amount
2024	101,772
2025	21,726
2026	12,911
Total	136,409

Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2023:

Twelve month periods ending June 30,	Amount
2024	130
2025	130
2026	130
2027	130
Thereafter	98
Total	618
Less: imputed interest	(166)
Present value of lease liabilities	452

Lease liabilities, current	106
Lease liabilities, non-current	346
Present value of lease liabilities	452